Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Restatement does not require Recovery	As a result of the restatement, the Company conducted a recovery analysis pursuant to its compensation clawback policy and determined that the restatement did not result in the recoupment of any compensation because the restatement did not impact any Incentive-Based Compensation awarded to any officer covered by the policy.